Stock Compensation Expense (Details) - Schedule of Nonvested RSUs - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Nonvested Rsus Abstract
Number, Nonvested ,Beginning balance
Weighted Average Price, Beginning balance (in Dollars per share)
Number, Granted	1,124,674
Weighted Average Price, Granted (in Dollars per share)	$ 2.68
Number, Vested	(422,257)	(1,680,774)
Weighted Average Price, Vested (in Dollars per share)	$ 2.5
Number, Forfeited
Weighted Average Price, Forfeited
Number, Nonvested, Ending balance	702,417
Weighted Average Price, Nonvested, Ending balance (in Dollars per share)	$ 2.79